Related Party Transactions (Tables)	12 Months Ended
Mar. 31, 2013
Related Party Transactions [Abstract]
Schedule of Accrued Fees and Expenses Due to General Partner and Affiliates

The accrued fees and expenses due to the General Partner and affiliates consist of the following at:

	March 31,
	2013	2012

Asset management fee payable	$191,924	$141,775
Expenses paid by the General Partner or an affiliate on behalf of the Partnership	3,060	6,874
Advances made to the Partnership from the General Partner or affiliates	-	55,483

Total	$194,984	$204,132